Net Defined Benefit Liabilities - Summary of Changes in the Net Defined Benefit Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)		Dec. 31, 2023 KRW (₩)		Dec. 31, 2022 KRW (₩)	Dec. 31, 2024 USD ($)	Jan. 01, 2023 KRW (₩) [2]
Disclosure of net defined benefit liability (asset) [line items]
Beginning	₩ (292,221)	[1]	₩ (393,189)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	216,612		199,882		₩ 249,099
Gains on settlement	(1,751)		55		(1,859)
Interest expense (income)	(13,662)		(23,046)		2,485
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	(2,786)		(3,950)
Actuarial gains and losses by changes in financial assumptions	145,060		123,238
Actuarial gains and losses by experience adjustments	2,670		1,558
Return on plan assets (excluding amounts included in interest income)	(27,251)		(18,228)		68,550
Contributions by the Group	(131,400)		(121,799)
Payments from plans (settlement)	0		0
Payments from plans (benefit payments)	0		0
Payments from the Group	(54,902)		(53,606)
Transfer in			659
Transfer in (out)	751
Effect of exchange differences	537		(3,627)
Effect of business acquisition and disposal			(309)
Others	30		141
Ending	₩ (158,313)	[1]	(292,221)	[1]	(393,189)
Description of type of plan	The Group has the obligation to pay the agreed benefits to all its current and former employees.
Description of risks to which plan exposes entity	The Group assumes actuarial risk (that benefits will cost more than expected) and investment risk.
Description of significant actuarial assumptions made and method used to calculate actuarial present value of promised retirement benefits	The net defined benefit liabilities recognized in the consolidated statement of financial position are calculated by the independent actuary in accordance with actuarial valuation method.
Net defined benefit liability (asset)	₩ 292,221		158,313
Net defined benefit asset	258,500		374,090	[2]		$ 174,915	₩ 478,934
Net defined benefit liability	100,187		81,869	[2]		$ 67,792	₩ 85,745
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Beginning	2,362,952	[1]	2,215,330
Changes in net defined benefit liability (asset) [abstract]
Current service cost	216,612		199,882
Gains on settlement	(1,751)		55
Interest expense (income)	94,050		107,586
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	(2,786)		(3,950)
Actuarial gains and losses by changes in financial assumptions	145,060		123,238
Actuarial gains and losses by experience adjustments	2,670		1,558
Return on plan assets (excluding amounts included in interest income)	0		0
Contributions by the Group	0		0
Payments from plans (settlement)	(457)		(6,755)
Payments from plans (benefit payments)	(225,551)		(217,031)
Payments from the Group	(54,902)		(53,606)
Transfer in			457
Transfer in (out)	952
Effect of exchange differences	613		(3,450)
Effect of business acquisition and disposal			(309)
Others	72		(53)
Ending	2,537,534	[1]	2,362,952	[1]	2,215,330
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning	(2,655,173)	[1]	(2,608,519)
Changes in net defined benefit liability (asset) [abstract]
Current service cost	0		0
Gains on settlement	0		0
Interest expense (income)	(107,712)		(130,632)
Remeasurements:
Actuarial gains and losses by changes in demographic assumptions	0		0
Actuarial gains and losses by changes in financial assumptions	0		0
Actuarial gains and losses by experience adjustments	0		0
Return on plan assets (excluding amounts included in interest income)	(27,251)		(18,228)
Contributions by the Group	(131,400)		(121,799)
Payments from plans (settlement)	457		6,755
Payments from plans (benefit payments)	225,551		217,031
Payments from the Group	0		0
Transfer in			202
Transfer in (out)	(201)
Effect of exchange differences	(76)		(177)
Effect of business acquisition and disposal			0
Others	(42)		194
Ending	₩ (2,695,847)	[1]	₩ (2,655,173)	[1]	₩ (2,608,519)

[1]	The net defined benefit assets of ￦292,221 million is calculated by subtracting ￦81,869 million of net defined benefit liabilities from ￦374,090 million of net defined benefit assets as of December 31, 2023. The net defined benefit assets of ￦158,313 million is calculated by subtracting ￦100,187 million of net defined benefit liabilities from ￦258,500 million of net defined benefit assets as of December 31, 2024.
[2]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.